UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A Ordinary Shares [Member] USD ($) shares	Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] USD ($) shares	Class B Ordinary Shares [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory Reserves [Member] USD ($)	Retained Earnings Statutory Reserves [Member] CNY (¥)	Retained Earnings Unrestricted [Member] USD ($)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2023							¥ 365,515		¥ 439,776,100		¥ 13,134,098		¥ (77,156,553)		¥ (54,712,520)		¥ 3,797,862		¥ 325,204,502
Beginning balance, shares at Dec. 31, 2023 | shares	[1]					8,601	8,601
Shares issued							¥ 484,460		128,598,530										129,082,990
Shares issued, shares | shares						11,366	11,366
Shares issued - converted from convertible notes payable							¥ 381,987		72,234,283										72,616,270
Shares issued - converted from convertible notes payable, shares | shares	[1]					8,965	8,965
Net loss													16,259,664				5,916,937		22,176,601
Foreign currency translation															(2,092,162)				(2,092,162)
Ending balance, value at Jun. 30, 2024							¥ 1,231,962		640,608,913		13,134,098		(60,896,889)		(52,620,358)		9,714,799		551,172,525
Ending balance, shares at Jun. 30, 2024 | shares	[1]					28,932	28,932
Ending balance, shares at Jun. 30, 2024 | shares	[1]					28,932	28,932
[custom:StockholdersEquityIncludingPortionAttributableToNoncontrollingInterests-2] at Jun. 30, 2024 | $						$ 172,863		$ 89,887,315		$ 1,842,917		$ (8,544,773)		$ (7,383,448)		$ 1,363,136		$ 77,338,010
Beginning balance, value at Dec. 31, 2024			¥ 18,699,133		¥ 14,378,600				1,083,976,271		8,152,694		(33,570,391)		(49,708,261)		17,587,961		1,059,516,007
Beginning balance, shares at Dec. 31, 2024 | shares	[1]	437,885	437,885	333,333	333,333
Shares issued - converted from convertible notes payable			¥ 452,348,823		¥ 50,076,812				710,878,735										1,213,304,370
Shares issued - converted from convertible notes payable, shares | shares	[1]	10,503,634	10,503,634	1,162,609	1,162,609
Net loss													26,470,591				5,265,527		31,736,118
Foreign currency translation															8,360,753				8,360,753
Ending balance, value at Jun. 30, 2025			¥ 471,047,956		¥ 64,455,412				¥ 1,794,855,006		¥ 8,152,694		¥ (7,099,800)		¥ (58,069,014)		¥ 22,853,488		¥ 2,296,195,742
Ending balance, shares at Jun. 30, 2025 | shares	[1]	10,941,519	10,941,519	1,495,942	1,495,942
Ending balance, shares at Jun. 30, 2025 | shares	[1]	10,941,519	10,941,519	1,495,942	1,495,942
[custom:StockholdersEquityIncludingPortionAttributableToNoncontrollingInterests-2] at Jun. 30, 2025 | $		$ 65,801,687		$ 9,003,913				$ 250,727,098		$ 1,138,867		$ (991,786)		$ (8,111,784)		$ 3,192,452		$ 320,760,447

[1]	Number of shares has been retrospectively adjusted for the share consolidation, refer to note 12.